TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of trade and accounts payable

	12.31.21	12.31.20
Trade accounts payable
Domestic market
Third parties	9,812,778	7,611,170
Foreign market
Third parties	2,019,824	1,487,206
	11,832,602	9,098,376

(-) Adjustment to present value	(117,978)	(88,389)
	11,714,624	9,009,987

Current	11,701,996	8,996,206
Non-current	12,628	13,781